PRINCIPAL ACCOUNTING POLICIES - Summary of total Revenue (Details) - CNY (¥) ¥ in Thousands	6 Months Ended		9 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
PRINCIPAL ACCOUNTING POLICIES
Revenues	¥ 2,250,224	¥ 1,956,717	¥ 3,428,787	¥ 3,168,478
Online recruitment services to enterprise customers
PRINCIPAL ACCOUNTING POLICIES
Revenues	2,227,184	1,939,919	3,391,648	3,137,054
Services over a particular subscription period
PRINCIPAL ACCOUNTING POLICIES
Revenues	1,647,892	1,338,480
Services with definite and limited numbers
PRINCIPAL ACCOUNTING POLICIES
Revenues	579,292	601,439
Others
PRINCIPAL ACCOUNTING POLICIES
Revenues	23,040	16,798	¥ 37,139	31,424
Key accounts
PRINCIPAL ACCOUNTING POLICIES
Revenue, Judgment			revenue of RMB50 or more annually as key accounts
Key accounts | Online recruitment services to enterprise customers
PRINCIPAL ACCOUNTING POLICIES
Revenues	517,925	362,763	¥ 775,037	643,114
Mid-sized accounts
PRINCIPAL ACCOUNTING POLICIES
Revenue, Judgment			revenue between RMB5 and RMB50 annually as mid-sized accounts
Mid-sized accounts | Online recruitment services to enterprise customers
PRINCIPAL ACCOUNTING POLICIES
Revenues	910,848	633,685	¥ 1,375,551	1,080,514
Small-sized accounts
PRINCIPAL ACCOUNTING POLICIES
Revenue, Judgment			revenue of RMB5 or less annually as small-sized accounts
Small-sized accounts | Online recruitment services to enterprise customers
PRINCIPAL ACCOUNTING POLICIES
Revenues	¥ 798,411	¥ 943,471	¥ 1,241,060	¥ 1,413,426